Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated February 6, 2020
to Special Features of the Group Contract Prospectus
dated May 1, 2019

for

Group Variable Universal Life Insurance Contracts

for

Executive GVUL

On or about February 27, 2020, the DWS Government & Agency Securities VIP fund will be terminated and will be liquidated. At that time all references to the DWS Government & Agency Securities VIP fund will be deleted, including all of Appendix 2.

GVULSUP175

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated February 6, 2020
to Special Features of the Group Contract Prospectus
dated May 1, 2019

for

Group Variable Universal Life Insurance Contracts

for

Ingersoll Rand

On or about February 27, 2020, the DWS Government & Agency Securities VIP fund will be terminated and will be liquidated. At that time all references to the DWS Government & Agency Securities VIP fund will be deleted, including all of Appendix 1.

GVULSUP176

Group Variable Universal Life Insurance
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated February 6, 2020
to Special Features of the Group Contract Prospectus
dated May 1, 2019

for

Group Variable Universal Life Insurance Contracts

for

Sinclair Services

On or about February 27, 2020, the DWS Government & Agency Securities VIP fund will be terminated and will be liquidated. At that time all references to the DWS Government & Agency Securities VIP fund will be deleted, including all of Appendix 1.

GVULSUP177